INCOME TAXES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income (loss) before income taxes	$ 296,083	$ (47,772)	$ (51,506)	$ (98,662)
BVI [Memebr]
Income (loss) before income taxes	171,613	$ (110)	(187)	$ (761)
Belize [Memebr]
Income (loss) before income taxes	199,669		45,919
Malaysia [Memebr]
Income (loss) before income taxes	(35,166)	$ (37,396)	(77,192)	$ (57,024)
Hong Kong [Memebr]
Income (loss) before income taxes	(32,400)	(1,946)	(4,341)	(21,094)
The PRC [Memebr]
Income (loss) before income taxes	$ (7,633)	$ (8,320)	$ (15,705)	$ (19,783)